CO-DEVELOPMENT AND LICENSE AGREEMENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Oct. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE		$ 1,500,000		$ 1,500,000		$ 1,500,000
Research and development		691,000	$ 1,167,000	3,341,000	$ 6,286,000
Oncoheroes Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments	$ 8,000,000.0	0	0	0	0
Investment in SAFE							$ 1,500,000
CicloMed Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development		$ 200,000	$ 100,000	$ 0	$ 200,000